Operating Segments - Schedule of Non-current Assets, Net (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-current Assets, Net [Line Items]
Total fixed assets, net	[1]	€ 704,972	€ 589,396
Spain [Member]
Schedule of Non-current Assets, Net [Line Items]
Total fixed assets, net	[1]	213,712	222,892
Israel [Member]
Schedule of Non-current Assets, Net [Line Items]
Total fixed assets, net	[1]	263,946	229,665
USA [Member]
Schedule of Non-current Assets, Net [Line Items]
Total fixed assets, net	[1]	71,923	53,750
Italy [Member]
Schedule of Non-current Assets, Net [Line Items]
Total fixed assets, net	[1]	130,421	58,038
Netherlands [Member]
Schedule of Non-current Assets, Net [Line Items]
Total fixed assets, net	[1]	€ 24,970	€ 25,051

[1]	Other than financial instruments, deferred tax assets and employee benefit assets.